Property and Equipment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Gross	$ 568,875	$ 362,346
Capitalized Computer Software, Accumulated Amortization	85,331	0
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	109,823	51,229
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Gross	114,827	119,681
Equipment [Member]
Property, Plant and Equipment [Line Items]
Capitalized Computer Software, Accumulated Amortization	$ 42,131	$ 42,549